Income taxes - Reconciliation between theoretical and actual income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Profit before tax	₽ 4,501	₽ 3,840	₽ 3,107
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(479)	(370)	(278)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	70	12	39
Non-deductible expenses	(388)	(222)	(269)
Income tax associated with earnings of foreign subsidiaries	(70)	(109)	(95)
Unrecognized deferred tax assets	(8)	(9)	(15)
Income tax expense for the year	₽ (875)	₽ (698)	₽ (618)